Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	€ 59.7	[1]	€ 36.5
Additions for the year	79.7		74.3
Utilization of the reserve	(59.8)		(35.4)
Release of the reserve	(17.8)		(14.3)
Effect of exchange rates	(2.0)		(1.4)
Balance at end of year	€ 59.8		€ 59.7	[1]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.